SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Nonrecurring (Details) - Nonrecurring basis - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items}
Financial assets and liabilities	$ 0	$ 0	$ 0
Financial assets	0	0
Financial liabilities	$ 0	$ 0